Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Airlines - 0.6%
Southwest Airlines Co. (A)	60,462	$ 3,109,561

Banks - 8.2%
Citizens Financial Group, Inc.	141,291	6,637,851
Fifth Third Bancorp	217,568	9,233,586
Huntington Bancshares, Inc.	616,091	9,524,767
M&T Bank Corp.	51,464	7,685,634
Regions Financial Corp.	318,841	6,794,501
Zions Bancorp NA	71,302	4,412,881

		44,289,220

Beverages - 1.3%
Constellation Brands, Inc., Class A	19,005	4,004,164
Keurig Dr. Pepper, Inc.	80,701	2,756,746

		6,760,910

Building Products - 2.6%
Carlisle Cos., Inc.	32,874	6,535,022
Fortune Brands Home & Security, Inc.	80,656	7,212,260

		13,747,282

Capital Markets - 6.3%
Ameriprise Financial, Inc.	35,934	9,490,888
Northern Trust Corp.	54,089	5,831,335
Raymond James Financial, Inc.	71,079	6,559,170
State Street Corp.	69,655	5,901,172
T. Rowe Price Group, Inc.	30,919	6,081,767

		33,864,332

Chemicals - 1.6%
Celanese Corp.	30,733	4,629,619
Valvoline, Inc.	130,004	4,053,525

		8,683,144

Communications Equipment - 1.8%
CommScope Holding Co., Inc. (A)	128,624	1,748,000
Motorola Solutions, Inc.	33,665	7,821,053

		9,569,053

Construction Materials - 1.0%
Martin Marietta Materials, Inc.	15,209	5,196,611

Consumer Finance - 1.2%
Discover Financial Services	50,326	6,182,549

Containers & Packaging - 1.6%
Packaging Corp. of America	29,004	3,986,310
Silgan Holdings, Inc.	114,786	4,403,191

		8,389,501

Distributors - 1.7%
Genuine Parts Co.	25,558	3,098,396
LKQ Corp. (A)	118,942	5,985,162

		9,083,558

Diversified Financial Services - 0.5%
Voya Financial, Inc.	46,568	2,858,810

Electric Utilities - 3.4%
Edison International	83,024	4,605,341

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
Entergy Corp.	59,243	$ 5,883,422
Xcel Energy, Inc.	124,503	7,781,438

		18,270,201

Electrical Equipment - 3.4%
Acuity Brands, Inc.	37,837	6,559,800
AMETEK, Inc.	40,093	4,971,933
Hubbell, Inc.	37,128	6,707,916

		18,239,649

Electronic Equipment, Instruments & Components - 3.6%
Amphenol Corp., Class A	86,013	6,298,732
CDW Corp.	24,107	4,387,956
Keysight Technologies, Inc. (A)	14,641	2,405,370
SYNNEX Corp.	60,988	6,348,851

		19,440,909

Entertainment - 0.9%
Zynga, Inc., Class A (A)	617,208	4,647,576

Equity Real Estate Investment Trusts - 9.7%
American Homes 4 Rent Trust, Class A	122,162	4,656,815
AvalonBay Communities, Inc.	21,024	4,659,759
Boston Properties, Inc.	40,376	4,374,740
Brixmor Property Group, Inc.	140,373	3,103,647
Essex Property Trust, Inc.	9,879	3,158,711
Federal Realty Investment Trust	20,390	2,405,816
JBG SMITH Properties	63,657	1,884,884
Kimco Realty Corp.	168,457	3,495,483
Mid-America Apartment Communities, Inc.	14,551	2,717,399
Rayonier, Inc.	129,443	4,618,526
Regency Centers Corp.	38,836	2,614,828
Rexford Industrial Realty, Inc.	40,261	2,284,812
Sun Communities, Inc.	14,038	2,598,434
Ventas, Inc.	40,436	2,232,472
Weyerhaeuser Co.	138,533	4,927,619
WP Carey, Inc.	36,055	2,633,457

		52,367,402

Food & Staples Retailing - 1.3%
Kroger Co.	91,114	3,683,739
US Foods Holding Corp. (A)	96,691	3,351,310

		7,035,049

Food Products - 0.9%
Post Holdings, Inc. (A)	43,434	4,784,689

Gas Utilities - 1.2%
National Fuel Gas Co.	120,863	6,347,725

Health Care Equipment & Supplies - 1.2%
Zimmer Biomet Holdings, Inc.	45,634	6,678,992

Health Care Providers & Services - 4.9%
AmerisourceBergen Corp.	51,009	6,093,025
Henry Schein, Inc. (A)	58,469	4,452,999
Humana, Inc.	4,637	1,804,489
Laboratory Corp. of America Holdings (A)	27,620	7,773,373
Universal Health Services, Inc., Class B	43,055	5,957,520

		26,081,406

Hotels, Restaurants & Leisure - 1.0%
Darden Restaurants, Inc.	18,031	2,731,156
Expedia Group, Inc. (A)	16,438	2,694,188

		5,425,344

Transamerica Series Trust	Page 1

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 1.8%
Mohawk Industries, Inc. (A)	23,492	$ 4,167,481
Newell Brands, Inc.	251,079	5,558,889

		9,726,370

Household Products - 0.5%
Energizer Holdings, Inc.	65,569	2,560,469

Insurance - 6.0%
Alleghany Corp. (A)	4,331	2,704,320
Arch Capital Group Ltd. (A)	63,749	2,433,937
Hartford Financial Services Group, Inc.	79,122	5,558,320
Lincoln National Corp.	63,744	4,382,400
Loews Corp.	149,886	8,083,352
Progressive Corp.	35,693	3,226,290
RenaissanceRe Holdings Ltd.	16,007	2,231,376
W.R. Berkley Corp.	51,731	3,785,675

		32,405,670

Interactive Media & Services - 0.9%
IAC / InterActiveCorp (A)	36,404	4,743,077

IT Services - 1.0%
FleetCor Technologies, Inc. (A)	19,922	5,205,021

Machinery - 5.4%
IDEX Corp.	18,825	3,895,834
ITT, Inc.	67,860	5,825,102
Lincoln Electric Holdings, Inc.	42,468	5,469,454
Middleby Corp. (A)	28,578	4,872,835
Snap-on, Inc.	22,945	4,794,358
Timken Co.	66,084	4,323,215

		29,180,798

Media - 3.0%
Liberty Broadband Corp., Class C (A)	50,416	8,706,843
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	157,913	7,496,130

		16,202,973

Metals & Mining - 0.7%
Freeport-McMoRan, Inc.	122,859	3,996,603

Multi-Utilities - 3.1%
CMS Energy Corp.	115,870	6,920,915
Sempra Energy	22,311	2,822,341
WEC Energy Group, Inc.	78,064	6,885,245

		16,628,501

Multiline Retail - 0.7%
Kohl’s Corp.	78,668	3,704,476

Oil, Gas & Consumable Fuels - 4.5%
Cabot Oil & Gas Corp.	387,974	8,442,314
Diamondback Energy, Inc.	90,069	8,526,832
Williams Cos., Inc.	280,421	7,274,121

		24,243,267

Pharmaceuticals - 0.5%
Jazz Pharmaceuticals PLC (A)	20,351	2,649,904

Professional Services - 0.9%
Leidos Holdings, Inc.	52,089	5,007,316

Real Estate Management & Development - 1.3%
CBRE Group, Inc., Class A (A)	72,365	7,045,456

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 1.0%
Analog Devices, Inc.	30,600	$ 5,124,888

Software - 0.9%
NortonLifeLock, Inc.	200,754	5,079,076

Specialty Retail - 3.3%
AutoZone, Inc. (A)	4,944	8,394,862
Best Buy Co., Inc.	53,211	5,624,935
Gap, Inc.	161,568	3,667,594

		17,687,391

Textiles, Apparel & Luxury Goods - 2.3%
Carter’s, Inc.	47,600	4,628,624
Ralph Lauren Corp.	40,769	4,526,990
Tapestry, Inc.	90,546	3,352,013

		12,507,627

Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp.	177,362	2,653,336

Total Common Stocks (Cost $423,124,341)		527,405,692

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
Fixed Income Clearing Corp., 0.00% (B), dated 09/30/2021, to be repurchased at $9,620,636 on 10/01/2021. Collateralized by a U.S. Government Obligation, 1.25%, due 06/30/2028, and with a value of $9,813,065.	$ 9,620,636	9,620,636

Total Repurchase Agreement (Cost $9,620,636)		9,620,636

Total Investments (Cost $432,744,977)		537,026,328
Net Other Assets (Liabilities) - 0.0%		164,287

Net Assets - 100.0%		$ 537,190,615

Transamerica Series Trust	Page 2

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$527,405,692	$—	$—	$527,405,692
Repurchase Agreement	—	9,620,636	—	9,620,636

Total Investments	$527,405,692	$9,620,636	$—	$537,026,328

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at September 30, 2021.
(C)	There were no transfers in or out of Level 3 during the period ended September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 3

Transamerica JPMorgan Mid Cap Value VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Mid Cap Value VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 4